EQUITY METHOD INVESTMENTS (Details) (USD $)	12 Months Ended										1 Months Ended							1 Months Ended		3 Months Ended		12 Months Ended						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 1994	Dec. 31, 2013 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2012 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2013 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2012 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2013 CalPetro Tankers (IOM) Limited [Member]	Dec. 31, 2012 CalPetro Tankers (IOM) Limited [Member]	Jan. 31, 2013 Orion Tankers Ltd [Member]	Dec. 31, 2013 Orion Tankers Ltd [Member]	Dec. 31, 2012 Orion Tankers Ltd [Member]	Dec. 31, 2012 Orion Tankers Ltd [Member]	Dec. 31, 2013 Frontline 2012 Ltd [Member]	Oct. 31, 2013 Frontline 2012 Ltd [Member]	Dec. 31, 2012 Frontline 2012 Ltd [Member]	Sep. 30, 2013 Frontline 2012 Ltd [Member] Private Placement [Member]	Jan. 31, 2013 Frontline 2012 Ltd [Member] Private Placement [Member]	Sep. 30, 2013 Frontline 2012 Ltd [Member] Private Placement [Member]	Mar. 31, 2013 Frontline 2012 Ltd [Member] Private Placement [Member]	Dec. 31, 2011 Frontline 2012 Ltd [Member] Private Placement [Member]	Dec. 31, 2013 Frontline 2012 Ltd [Member] Private Placement [Member]	Dec. 31, 2012 Frontline 2012 Ltd [Member] Private Placement [Member]	Dec. 16, 2011 Frontline 2012 Ltd [Member] Private Placement [Member]	Oct. 31, 2013 Avance Gas [Member]	Dec. 31, 2013 Independent Tankers Corporation Limited [Member]	Dec. 31, 2013 Significant Subsidiary Frontline 2012 [Member]	Dec. 31, 2012 Significant Subsidiary Frontline 2012 [Member]	Dec. 31, 2011 Significant Subsidiary Frontline 2012 [Member]	Dec. 31, 2013 Variable Interest Entities CalPetro Bahamas B1, CalPetro Bahamas BII, CalPetro IOM [Member]	Dec. 31, 2012 Variable Interest Entities CalPetro Bahamas B1, CalPetro Bahamas BII, CalPetro IOM [Member]	Dec. 31, 2011 Variable Interest Entities CalPetro Bahamas B1, CalPetro Bahamas BII, CalPetro IOM [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)					100.00%	100.00%	100.00%	100.00%	100.00%	100.00%		0.00%	50.00%	50.00%	5.40%		7.90%	5.40%	6.30%	5.40%		8.80%		7.90%
Equity Method Investment, Amount Sold											$ 242,000
Shares issued	8,653,211	0	0															34,100,000	59,000,000			100,000,000
Par value of new ordinary shares issued in transaction (in dollars per share)	$ 1	$ 2.50																$ 2.00		$ 2.00					$ 2.00
Subscription price of ordinary shares issued (in dollars per share)																		$ 6.60	$ 5.25	$ 6.60					$ 2.85
Number of shares allocated in transaction in shares																			1,143,000			8,771,000				108,069
Value of shares allocated in transaction in Dollars																										1,300,000
Payments to Acquire Interest in Subsidiaries and Affiliates	6,001,000	13,298,000	25,047,000																6,000,000
Equity method investment, gain loss on dilution of ownership																				4,700,000	5,200,000
Issuance ratio, number of shares issued per share holding in equity method investee																										1
Issuance ratio, number of shares held in equity method investee																124.55
Fair value of equity method investments																							109,900,000	59,500,000
Undistributed earnings from equity method investees																							13,100,000	300,000
Proceeds from Equity Method Investment, Dividends or Distributions	1,300,000	0	500,000
Number of oil tankers acquired				3
Percent of subsidiary held by the Company																											82.47%
Combined unconsolidated net assets of CalPetro BI, CalPetro BII, and CalPetro IOM																															1,100,000	1,600,000
Number of Companies in Calpetro Group which are Consolidated	3
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Current assets																												480,177,000	167,560,000		15,457,000	15,811,000
Non current assets																												1,193,803,000	974,598,000		5,132,000	15,090,000
Current liabilities																												108,852,000	11,837,000		9,981,000	10,229,000
Non current liabilities																												501,971,000	640,894,000		9,525,000	19,051,000
Net operating revenues																												133,900,000	140,849,000	0	1,651,000	2,473,000	3,295,000
Net operating income																												65,755,000	25,673,000	(130,000)	1,353,000	2,155,000	2,912,000
Net loss																												$ 69,499,000	$ 8,055,000	$ (130,000)	$ (538,000)	$ (544,000)	$ (600,000)